CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	6 Months Ended						12 Months Ended
	Dec. 28, 2019	Jun. 29, 2019	Dec. 29, 2018	Jun. 30, 2018	Dec. 30, 2017	Jul. 01, 2017	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Increase (Decrease) in Stockholders' Equity
Cash dividends per share - semiannually (USD per share)	$ 0.200	$ 0.200	$ 0.180	$ 0.180	$ 0.170	$ 0.150
Issuance of shares under employee stock plans (in shares)							33,647	37,794	23,691
Issuance of shares under stock grant programs (in shares)							309,628	348,208	428,622
Issuance of shares under deferred compensation plans (in shares)							181,565	166,528	159,108
Repurchase of shares (in shares)							0	860,669	445,740